Financial Risk Management - Exposure to Exchange Rate Risk: Book Values of Major Monetary Assets and Liabilities Denominated in Currencies Other Than Functional Currency (Detail) - Currency risk [member]
€ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 SGD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 TWD ($)
KRW [Member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ (23,219)
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09
Yen equivalent	¥ (2,183)
KRW [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ (35,934)							₩ 44,026
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ (3,379)							¥ (4,345)
KRW [Member] | Put option liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ (2,410)							₩ 2,296
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ (227)							¥ (227)
KRW [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ 24,893							₩ 15,539
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 2,341							¥ 1,534
KRW [Member] | Trade receivables and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ 21,102							₩ 2,362
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 1,984							¥ 233
KRW [Member] | Time deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩										₩ 7,100
Exchange rate								0.10	0.10	0.10	0.10	0.10
Yen equivalent								¥ 701
KRW [Member] | Guarantee deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ 33,242							₩ 8,628
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 3,126							¥ 852
KRW [Member] | Office security deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ 5,541							₩ 7,250
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09	0.10	0.10	0.10	0.10	0.10
Yen equivalent	¥ 521							¥ 716
KRW [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ₩			₩ 25,439
Exchange rate	0.09	0.09	0.09	0.09	0.09	0.09	0.09
Yen equivalent	¥ 2,392
USD [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $		$ (6)							$ 11
Exchange rate	108.87	108.87	108.87	108.87	108.87	108.87	108.87	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ (704)							¥ (1,229)
USD [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $		$ 93							$ 109
Exchange rate	108.87	108.87	108.87	108.87	108.87	108.87	108.87	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ 10,155							¥ 11,985
USD [Member] | Trade receivables and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $		$ 16							$ 12
Exchange rate	108.87	108.87	108.87	108.87	108.87	108.87	108.87	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ 1,693							¥ 1,378
USD [Member] | Time deposits [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $		$ 5
Exchange rate	108.87	108.87	108.87	108.87	108.87	108.87	108.87
Yen equivalent	¥ 545
USD [Member] | Short-term Loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $									$ 11
Exchange rate								110.36	110.36	110.36	110.36	110.36
Yen equivalent								¥ 1,260
USD [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $		$ 36							$ 23
Exchange rate	108.87	108.87	108.87	108.87	108.87	108.87	108.87	110.36	110.36	110.36	110.36	110.36
Yen equivalent	¥ 3,928							¥ 2,491
THB [Member] | Trade receivables and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ฿				฿ 62							฿ 72
Exchange rate	3.64	3.64	3.64	3.64	3.64	3.64	3.64	3.39	3.39	3.39	3.39	3.39
Yen equivalent	¥ 227							¥ 245
THB [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | ฿				฿ 162
Exchange rate	3.64	3.64	3.64	3.64	3.64	3.64	3.64
Yen equivalent	¥ 590
TWD [Member] | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $												$ 125
Exchange rate								3.61	3.61	3.61	3.61	3.61
Yen equivalent								¥ (451)
TWD [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $					$ 95							$ 88
Exchange rate	3.62	3.62	3.62	3.62	3.62	3.62	3.62	3.61	3.61	3.61	3.61	3.61
Yen equivalent	¥ 343							¥ 319
Japan, Yen | Trade and other payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency	¥ (202)							¥ 256
Exchange rate	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Yen equivalent	¥ (202)							¥ (256)
Japan, Yen | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency	¥ 337							¥ 337
Exchange rate	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Yen equivalent	¥ 337							¥ 337
EUR [Member] | Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | €						€ 3
Exchange rate	122.00	122.00	122.00	122.00	122.00	122.00	122.00
Yen equivalent	¥ 380
SGD [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount denominated in currencies other than functional currency | $							$ 3
Exchange rate	80.73	80.73	80.73	80.73	80.73	80.73	80.73
Yen equivalent	¥ 233